INCOME TAXES (Details 2) (USD $)	Dec. 31, 2013
Non Operating Loss Carryforwards [Line Items]
Non Operating Loss Carryforwards	$ 243,434
2028 [Member]
Non Operating Loss Carryforwards [Line Items]
Non Operating Loss Carryforwards	121,699
2029 [Member]
Non Operating Loss Carryforwards [Line Items]
Non Operating Loss Carryforwards	62,653
2032 [Member]
Non Operating Loss Carryforwards [Line Items]
Non Operating Loss Carryforwards	$ 59,082